                        SUPPLEMENT DATED JUNE 9, 2000 TO

                        PROSPECTUS DATED MAY 1, 2000 FOR

                       DEFERRED VARIABLE ANNUITY CONTRACTS

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                        NATIONWIDE VA SEPARATE ACCOUNT-C

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGE 7 OF YOUR PROSPECTUS IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
             (AS A PERCENTAGE OF UNDERLYING MUTUAL FUND NET ASSETS,
                          AFTER EXPENSE REIMBURSEMENT)

-------------------------------------------------------------------------------------------------------------------------------
                                                                   Management       Other       12b-1 Fees     Total Mutual
                                                                      Fees        Expenses                     Fund Expenses
-------------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Bond Portfolio(1)                       0.53%          0.22%          0.00%           0.75%
-------------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Diversified Equity Portfolio(1)         0.72%          0.23%          0.00%           0.95%
-------------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Diversified Mid Cap Portfolio(1)        0.68%          0.27%          0.00%           0.95%
-------------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Mid Cap Value Portfolio(1)              0.67%          0.28%          0.00%           0.95%
-------------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

-------------------------------------------------------------------------------------------------------------------------------
                                                                  Management        Other         12b-1        Total Mutual
                                                                     Fees         Expenses         Fees       Fund Expenses
-------------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Bond Portfolio(1)                       0.60%          0.22%         0.00%           0.82%
-------------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Diversified Equity Portfolio(1)         0.74%          0.23%         0.00%           0.97%
-------------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Diversified Mid Cap Portfolio(1)        0.74%          0.27%         0.00%           1.01%
-------------------------------------------------------------------------------------------------------------------------------
  One Group Investment Trust Mid Cap Value Portfolio(1)              0.74%          0.28%         0.00%           1.02%
-------------------------------------------------------------------------------------------------------------------------------

(1)These figures reflect expenses that have been restated to reflect estimates of current fees for the current fiscal year.

2. THE "EXAMPLE" CHART LOCATED ON PAGE 8 OF YOUR PROSPECTUS, IS AMENDED AS
   FOLLOWS:

The following chart shows the expenses (in dollars) that would be incurred under this contract assuming a $1,000 investment, 5% annual return, and no change in expenses. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown below.


The chart reflects the expenses of both the variable account and the underlying mutual funds. A 7 year CDSC schedule and a variable account charge of 1.30% is assumed. Deductions for premium taxes are not reflected but may apply.

----------------------------------------------------------------------------------------------------------------------------
                                  If you surrender your       If you do not surrender your   If you annuitize your contract
                               contract at the end of the      contract at the end of the           at the end of the
                                  applicable time period         applicable time period          applicable time period
----------------------------------------------------------------------------------------------------------------------------
                                1       3       5       10     1       3       5       10      1      3       5       10
                                Yr.    Yrs.    Yrs.    Yrs.    Yr.    Yrs.    Yrs.    Yrs.    Yr.    Yrs.    Yrs.    Yrs.
----------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust      92      111    141     245     22      66      114     245     *      66      114     245
Bond Portfolio
----------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust      94      118    152     266     24      73      125     266     *      73      125     266
Diversified Equity Portfolio
----------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust      94      118    152     266     24      73      125     266     *      73      125     266
Diversified Mid Cap Portfolio
----------------------------------------------------------------------------------------------------------------------------
One Group Investment Trust      94      118    152     266     24      73      125     266     *      73      125     266
Mid Cap Value Portfolio
----------------------------------------------------------------------------------------------------------------------------